Cash, cash equivalents, short-term investments and non-current financial assets	6 Months Ended
Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Cash, cash equivalents, short-term investments and non-current financial assets	Cash, cash equivalents, short-term investments and non-current financial assets

(in thousands of euro)	June 30, 2023	December 31, 2022

Cash and cash equivalents	71,414	84,225
Short-term investments	17,475	17,260
Cash, cash equivalents and short-term investments	88,889	101,485
Non-current financial assets	35,790	35,119
Cash, cash equivalents and financial assets	124,679	136,604
Cash and cash equivalents are mainly composed of current bank accounts, interest-bearing accounts and fixed-term accounts.
As of June 30, 2023, the Company also holds six units in “SICAVs” and shares in mutual funds. The risk profiles of these funds are rated from 1 to 7 by the financial institution that manages and markets these funds (1 being the lowest risk profile).When the maturity of shares in mutual funds is longer than one year, they are classified as non-current financial instruments.
Non-current financial assets generally include a guarantee of capital at the maturity date (which is always longer than one year). These instruments are defined by the Company as financial assets at fair value through profit or loss and classified as non-current due to their maturity.
As of June 30, 2023 and December 31, 2022, the amount of cash, cash equivalents and financials assets denominated in US dollars amounted to €29,488 thousand and €34,735 thousand, respectively.
Changes in short-term investments and non-current financial assets for the six months ended June 30, 2022 and 2023 are the following:

(in thousands of euro)	December 31, 2022	Additions (1)	Deductions (2)	Variance of fair value through the consolidated statement of income (loss)	Variation of accrued interests	Foreign currency effect	June 30, 2023
Short-term investments	17,260	—	—	271	232	(288)	17,475
Non-current financial assets	35,119	—	—	772	(102)	—	35,790
Total	52,379	—	—	1,043	130	(288)	53,265

(in thousands of euro)	December 31, 2021	Additions	Deductions	Variance of fair value through the consolidated statement of income (loss)	Variation of accrued interests	Foreign currency effect	June 30, 2022
Short-term investments	16,080	2,935	—	53	—	1,333	20,401
Non-current financial assets	39,878	—	(2,935)	(2,308)	172	—	34,808
Total	55,958	2,935	(2,935)	(2,255)	172	1,333	55,209
(1) The additions correspond to both acquisitions and reclassifications of financial assets according to their maturity at the closing date.
(2) The deductions correspond to both disposals and reclassifications of financial assets according to their maturity at the closing date.
For the six months ended June 30, 2023 , variance of fair value through the consolidated statement of income (loss) is made of €772 thousand of unrealized gains on non-current financial assets and €271 thousand of unrealized gains on short-term investments. For the six months ended June 30, 2022, variance of fair value through the consolidated statement of income (loss) was made of €2,308 thousand of unrealized losses on non-current financial assets and €53 thousand of unrealized gains on short-term investments (see note 16).